AC One China Fund
AC One China Fund
AC ONE China Fund (A series of Managed Portfolio Series) Institutional Class – ACOIX Supplement dated June 1, 2018 to the Prospectus and Summary Prospectus dated October 28, 2017.
Effective June 1, 2018, the expense limitation for the AC ONE China Fund (the “Fund”) is reduced to 1.50% of the average daily net assets of the Fund.

Therefore, the fees and expenses table and example found on pages 1 and 2 of the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	AC One China Fund Institutional Class
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AC One China Fund Institutional Class
Management Fees	1.25%
Other Expenses	2.43%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	3.69%
Less: Fee Waiver and Expense Reimbursement	(2.18%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.51%	[1],[2]
[1]	The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement does not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund's Statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE").
[2]	AC ONE Asset Management, LLC (the "Adviser") has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding AFFE, brokerage commissions, leverage/borrowing interest, interest expense, taxes and extraordinary expenses) do not exceed 1.50% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the date on which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of the recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least October 28, 2019. Thereafter, the agreement may be terminated at any time upon 60 days' written notice by the Trust's Board of Trustees (the "Board") or the Adviser, with the consent of the Board.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
AC One China Fund | Institutional Class | USD ($)	154	927	1,722	3,800

This supplement should be retained with your Prospectus and Summary Prospectus for future reference.